Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Pre-Tax Effects of the Company's Derivative Instruments on its Unaudited Condensed Consolidated Statements of Operations
The following table shows the
pre-tax
effects of the Company’s derivative instruments on its consolidated statements of operations (in thousands):

		Year Ended December 31,
	Financial Statement Line Item	2023	2022
Unrealized gains (losses)	Other comprehensive income (loss)	$(334)	$24
Losses reclassified from accumulated other	Cost of revenue	$(101)	$(45)
comprehensive income (loss) into net loss	General and administrative	(121)	(63)

Total amounts reclassified		$(222)	$(108)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$(98)	$13

Summary of Derivative Instrument
The following table presents the fair value of the Company’s derivative instruments which are included in other current assets in the consolidated balance sheets (in thousands):

	December 31,
	2023	2022
Derivatives designated as hedging instruments	$—	$343
Derivatives not designated as hedging instruments	—	119

Total derivative assets	$—	$462